Term Loan - Additional Information (Detail) (USD $)	9 Months Ended			9 Months Ended				9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 Floating Base Rate	Sep. 30, 2014 Eurocurrency Rate	Sep. 30, 2014 Term Loan	Apr. 16, 2014 Term Loan	Sep. 30, 2014 September 30, 2015	Sep. 30, 2014 Maximum
Debt Instrument [Line Items]
Amount of Term loan							$ 50,000,000
Credit agreement issuance date						Apr. 16, 2014
Term loan, maturity date						Apr. 16, 2017
Term loan, requires quarterly principal payments						312,500
Term loan, payment frequency						Per quarter
Term loan can be prepaid at any time without premium or penalty, subject to a minimum prepayment						1,000,000
Term loan, weighted average interest rate						2.65%
Borrowings interest rate description						Borrowings under the credit agreement bear interest, which at our option may be either (i) a floating base rate tied to an underlying index plus an additional 1.25% per annum or (ii) a Eurocurrency rate (for an interest period of one, two, three or six months) plus an additional 2.25% per annum. If a Eurocurrency rate loan
Borrowings interest rate spread				1.25%	2.25%
Leverage ratio	225.00%							350.00%	550.00%
Effective date of decrease in leverage ratio								Sep. 30, 2015
Agreement description	The credit agreement and pledge and security agreement contain certain affirmative and negative covenants applicable to us and our subsidiaries. These covenants include restrictions on our ability to make certain restricted payments, including restrictions on our ability to pay dividends, incur additional indebtedness, place liens on assets, merge or consolidate, make investments and enter into certain transactions with our affiliates. The credit agreement also requires us to maintain a maximum total leverage ratio (as defined in the credit agreement) of less than 5.50:1 initially, and decreasing to 3.50:1 after September 30, 2015 (on a consolidated basis). The total leverage ratio as of September 30, 2014 was 2.25:1.
Term loan	49,219,000		0
Term loan, outstanding current portion	1,200,000
Term loan, noncurrent portion of the outstanding balance	48,000,000
Debt issuance cost, capitalized	1,200,000
Debt issuance cost, net balance	1,000,000
Interest expense including debt issuance cost	$ 200,000	$ 0